BORROWING FROM THIRD PARTY, CURRENT	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
BORROWING FROM THIRD PARTY, CURRENT
14. BORROWING FROM THIRD PARTY, CURRENT

The following table sets forth the loan agreement of borrowing from third party, current balance:

Date	Borrower	Lender	Amount (RMB)	Original Amount (US$)	Annual Interest Rate	Repayment Due Date
4/5/2017	Ambow Education Holding Ltd.	Sino Accord	41,179	6,000	0%	4/4/2019

On April 5, 2017, the Company entered into an agreement to receive an interest-free loan from Sino Accord in the amount of US$ 6,000 (equivalent to RMB 41,179 as of December 31, 2018). The due date of the loan was April 4, 2018. Sino Accord is a non-affiliated party to the Company. The loan is to provide the Company with sufficient US dollar-denominated currency to meet its acquisition fund and working capital requirements. On March 7, 2018, the Company entered into a supplementary agreement with Sino Accord to extend the term of loan for additional one year. The extended maturity date of the loan was April 4, 2019.

As of December 31, 2017 and 2018, the Company has RMB 39,205 and RMB 41,179 of long-term borrowings from Sino Accord and borrowing from Sino Accord, current, respectively.

Through an understanding among the Company, Ambow Shengying, Suzhou Zhixinliren and Sino Accord, the borrowing due to Sino Accord, current at amount of US$ 6,000 is correlated to the loan receivable, current at amount of RMB 42,677, please refer to Note 8. It is the understanding among the parties that when the borrowing from third party, current is repaid, the loan receivable, current will similarly be collected.